Payable to Related Party (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payable to Related Party (Textual)
Payable to related party	$ 75,893	$ 35,580
Interest rate percentage	6.00%	6.00%
Interest expense amount	$ 2,317	$ 714
Accrued interest	$ 3,031	$ 714